CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash and Cash Equivalents	$ 8,446	$ 31,506
Accounts Receivable, net	2,602	2,096
Prepaid Expenses	755	1,274
Inventory	1,181	1,510
Other Current Assets	1,176	690
Total Current Assets	14,160	37,076
Non-Current Assets
Vessels, net	176,914	350,635
Total Non-Current Assets	176,914	350,635
Total Assets	191,074	387,711
Current Liabilities
Accounts Payable	842	317
Accounts Payable, related party	492	728
Other Current Liabilities	3,147	1,764
Total Current Liabilities	4,481	2,809
Long-Term Debt	132,457	136,552
Other Non-Current Liabilities	71	77
Total Non-Current Liabilities	132,528	136,629
Commitments and Contingencies
Shareholders' Equity
Preferred shares, par value $0.01 per Share, 50,000,000 and 50,000,000 shares authorized, none issued at December 31, 2018 and December 31, 2017 respectively.	0	0
Common shares, par value $0.10 per Share; 35,000,000 and 20,000,000 shares authorized, 7,648,611 shares issued, 7,374,159 outstanding and 274,452 treasury shares at December 31, 2018 and 6,473,136 shares issued, 6,198,684 outstanding and 274,452 treasury shares at December 31, 2017	764	647
Additional Paid-In Capital	322,914	319,947
Accumulated Deficit	(269,614)	(72,321)
Total Shareholders' Equity	54,064	248,273
Total Liabilities and Shareholders' Equity	$ 191,074	$ 387,711